Exhibit 99.12

Monthly Investor Report: Verizon Master Trust - VZMT 2025-3

Collection Period	August 2025
Payment Date	09/22/2025
Transaction Month	6
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	3/22/27	03/20/2030	$706,008,000.00		4.51%			4.51%
Class A-1b	3/22/27	03/20/2030	$185,000,000.00	33	SOFR +0.55%	09/15/2025	4.38143%	4.93%
Class B	3/22/27	03/20/2030	$68,120,000.00		4.77%			4.77%
Class C	3/22/27	03/20/2030	$40,872,000.00		4.90%			4.90%

Total			$1,000,000,000.00

Series 2025-3 Allocation % x Group One Available Funds								$68,298,429.86
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$68,298,429.86

Beginning of Period Reserve Account Balance								$10,899,182.56
Required Reserve Amount								$10,899,182.56
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$10,899,182.56

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$73.55	$73.55	$0.00	$0.00		$68,298,356.31
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$68,298,356.31
Asset Representations Reviewer Fee			$40.55	$40.55	$0.00	$0.00		$68,298,315.76
Supplemental ARR Fee			$162.20	$162.20	$0.00	$0.00		$68,298,153.56
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$68,296,903.56
Servicing Fee			$769,806.05	$769,806.05	$0.00	$0.00		$67,527,097.51
Class A-1a Note Interest			$2,653,413.40	$2,653,413.40	$0.00	$0.00		$64,873,684.11
Class A-1b Note Interest			$836,288.34	$836,288.34	$0.00	$0.00		$64,037,395.77
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,037,395.77
Class B Note Interest			$270,777.00	$270,777.00	$0.00	$0.00		$63,766,618.77
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$63,766,618.77
Class C Note Interest			$166,894.00	$166,894.00	$0.00	$0.00		$63,599,724.77
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$63,599,724.77
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$63,599,724.77
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$63,599,724.77
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$63,599,724.77
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$63,599,724.77
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$63,599,724.77
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$63,599,724.77
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$63,599,724.77
Class R Interest			$63,599,724.77	$63,599,724.77	$0.00	$0.00		$0.00

Total			$68,298,429.86	$68,298,429.86	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$2,653,413.40	$0.00	$0.00	$2,653,413.40
Class A-1b			$0.00	$0.00	$836,288.34	$0.00	$0.00	$836,288.34
Class B			$0.00	$0.00	$270,777.00	$0.00	$0.00	$270,777.00
Class C			$0.00	$0.00	$166,894.00	$0.00	$0.00	$166,894.00

Total			$0.00	$0.00	$3,927,372.74	$0.00	$0.00	$3,927,372.74

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.76	$0.00	$3.76	$706,008,000.00	1.00	$706,008,000.00	1.00
Class A-1b	$1,000.00	$4.52	$0.00	$4.52	$185,000,000.00	1.00	$185,000,000.00	1.00
Class B	$1,000.00	$3.98	$0.00	$3.98	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.08	$0.00	$4.08	$40,872,000.00	1.00	$40,872,000.00	1.00

Total	$1,000.00	$3.93	$0.00	$3.93	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$500,000,000.00			$500,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.